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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st March, 2006.

If amended report check here: |_|

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of May, 2006.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              133

Form 13F Information Table Value Total:    4,125,883,784

------------------------------------------------------------------------------------------------------------------------------------
              Item 1              Item 2    Item 3        Item 4       Item 5               Item 6:               Item 7: Managers
                                                                                     Investment Discretion        Voting Authority
                                   Title                                         ----------------------------  ---------------------
                                    of                                                      Shared    Shared
            Name of Sec            Class   Cusip No       Fair Mv      SH/PRN     Sole (a)    (b)   Other (c)   Sole (a)  Shared (b)
------------------------------------------------------------------------------------------------------------------------------------
3M Company                        Common  88579Y101     74,968,901      990,473    990,473                       990,473
Abbott Laboratories               Common  002824100     68,821,701    1,620,478  1,620,478                     1,620,478
Abercrombie & Fitch               Common  002896207     29,436,253      504,910    504,910                       504,910
Accenture Ltd                     Common  G1150G111     30,610,087    1,017,961  1,017,961                     1,017,961
ACE Limited                       Common  G0070K103     34,320,723      659,887    659,887                       659,887
Advance Auto Parts                Common  00751Y106      7,549,290      181,299    181,299                       181,299
AES Corp                          Common  00130H105     14,735,626      863,753    863,753                       863,753
Aflac Inc                         Common  001055102     13,136,124      291,073    291,073                       291,073
Alltel                            Common  020039103     47,170,116      728,496    728,496                       728,496
Amdocs Ltd                        Common  002256908     35,146,348      974,663    974,663                       974,663
America Movil                     Common  02364W105      1,730,918       50,523     50,523                        50,523
American International Group Inc  Common  026874107     63,570,120      961,872    961,872                       961,872
American Tower Corp A             Common  029912201      8,977,631      296,096    296,096                       296,096
Amgen Inc                         Common  031162100     55,446,776      762,155    762,155                       762,155
Applied Material Inc              Common  038222105     15,163,502      865,991    865,991                       865,991
AT&T Inc                          Common  00206R102     31,101,056    1,150,187  1,150,187                     1,150,187
Atwood Oceanics                   Common  050095108      9,546,253       94,508     94,508                        94,508
Automatic Data Processing         Common  053015103     18,546,126      406,001    406,001                       406,001
Baker Hughes Inc                  Common  057224107     56,883,629      831,632    831,632                       831,632
Bank of America Corporation       Common  060505104     73,721,883    1,618,838  1,618,838                     1,618,838
Bausch & Lomb Common              Common  071707103     23,628,050      370,927    370,927                       370,927
Baxter International Inc          Common  071813109     22,992,674      592,442    592,442                       592,442
BEA Systems                       Common  073325102     38,919,237    2,964,146  2,964,146                     2,964,146
Beckman Coulter                   Common  075811109     13,459,090      246,639    246,639                       246,639
Blue Nile Inc.                    Common  09578R103      5,495,869      156,177    156,177                       156,177
Boeing Company                    Common  097023105     18,948,134      243,143    243,143                       243,143
Boston Scientific Corp            Common  101137107     31,046,091    1,346,902  1,346,902                     1,346,902
Brunswick Corp                    Common  117043109     27,687,089      712,483    712,483                       712,483
Capital One Financial             Common  14040H105     41,296,695      512,875    512,875                       512,875
Cardinal Health                   Common  14149Y108     26,764,529      359,159    359,159                       359,159
Carnival Corporation              Common  143658300     24,419,709      515,510    515,510                       515,510
Cendant Corporation               Common  151313103     18,153,999    1,046,340  1,046,340                     1,046,340
CenterPoint Energy Inc            Common  15189T107     31,415,806    2,633,345  2,633,345                     2,633,345
Check Point Software
   Technologies Ltd               Common  001082411     28,443,515    1,420,755  1,420,755                     1,420,755
Cheesecake Factory                Common  163072101      1,962,717       52,409     52,409                        52,409
Chicago Mercantile Exchange       Common  167760107     15,092,385       33,726     33,726                        33,726
Cisco Systems                     Common  17275R102     54,466,505    2,513,452  2,513,452                     2,513,452
Citigroup Inc                     Common  172967101    124,557,270    2,637,249  2,637,249                     2,637,249
Coca Cola Company                 Common  191216100     60,573,329    1,446,700  1,446,700                     1,446,700
Comcast Corp New                  Common  20030N101     36,789,567    1,406,329  1,406,329                     1,406,329
Commerce Bancorp Inc/ NJ          Common  200519106     40,742,669    1,111,669  1,111,669                     1,111,669
ConocoPhillips                    Common  20825C104     53,411,954      845,795    845,795                       845,795
Corning Incorporated              Common  219350105     40,027,522    1,487,459  1,487,459                     1,487,459
Countrywide Financial Corp        Common  222372104     43,341,636    1,180,971  1,180,971                     1,180,971
CSX Corp                          Common  126408103     30,406,626      508,472    508,472                       508,472
Cubist Pharmaceuticals Inc.       Common  229678107      8,942,703      389,321    389,321                       389,321
CVS Corporation                   Common  126650100     38,078,037    1,274,792  1,274,792                     1,274,792
Dell Inc.                         Common  24702R101     23,232,948      780,677    780,677                       780,677
E Trade Financial Corp            Common  269246104     36,167,149    1,340,517  1,340,517                     1,340,517
Eaton Corporation                 Common  278058102     11,427,029      156,599    156,599                       156,599
EMC Corporation                   Common  268648102     22,002,527    1,614,272  1,614,272                     1,614,272
Exelon Corporation                Common  30161N101     14,096,051      266,466    266,466                       266,466
First Marblehead Corp             Common  320771108      4,259,476       98,485     98,485                        98,485
Forest Oil                        Common  346091705      9,040,205      243,147    243,147                       243,147

------------------------------------------------------------------------------------------------------------------------------------
              Item 1              Item 2    Item 3        Item 4       Item 5               Item 6:               Item 7: Managers
                                                                                     Investment Discretion        Voting Authority
                                   Title                                         ----------------------------  ---------------------
                                    of                                                      Shared    Shared
            Name of Sec            Class   Cusip No       Fair Mv      SH/PRN     Sole (a)    (b)   Other (c)   Sole (a)  Shared (b)
------------------------------------------------------------------------------------------------------------------------------------
Freeport McMoran Copper B         Common  35671D857     30,362,323      507,986    507,986                       507,986
General Electric Company          Common  369604103    175,746,992    5,053,105  5,053,105                     5,053,105
Genworth Financial CL A           Common  37247D106     37,912,996    1,134,101  1,134,101                     1,134,101
Genzyme Corporation               Common  372917104     20,492,017      304,850    304,850                       304,850
Goldman Sachs Group               Common  38141G104     28,717,559      182,961    182,961                       182,961
Google Inc                        Common  38259P508     34,203,390       87,701     87,701                        87,701
Harley Davidson                   Common  412822108     16,009,909      308,595    308,595                       308,595
Health Net Inc                    Common  42222G108     29,767,408      585,742    585,742                       585,742
HOST HOTELS AND RESORTS INC.      Common  44107P104     21,630,093    1,010,752  1,010,752                     1,010,752
IBM International Business
   Machines Corporation           Common  459200101    137,902,211    1,672,150  1,672,150                     1,672,150
Illinois Tool Works               Common  452308109     36,109,894      374,934    374,934                       374,934
Indymac Bancorp Inc               Common  456607100     16,231,733      396,573    396,573                       396,573
Intel Corporation                 Common  458140100     52,400,032    2,708,012  2,708,012                     2,708,012
International Paper Company       Common  460146103     39,925,204    1,154,909  1,154,909                     1,154,909
J P Morgan Chase and Co           Common  46625H100     38,000,581      912,598    912,598                       912,598
Johnson and Johnson               Common  478160104     87,771,679    1,482,129  1,482,129                     1,482,129
Lazard Ltd.                       Common  G54050102      9,749,558      220,329    220,329                       220,329
Lennar Corp                       Common  526057104     25,934,659      429,524    429,524                       429,524
Lifepoint Hospitals               Common  53219L109      9,818,768      315,716    315,716                       315,716
Linear Technology Corporation     Common  535678106     28,775,528      820,283    820,283                       820,283
Lockheed Martin Corporation       Common  539830109     20,085,404      267,342    267,342                       267,342
Manpower Inc                      Common  56418H100     14,834,836      259,441    259,441                       259,441
Marshall & Ilsley Corp            Common  571834100     10,920,756      250,591    250,591                       250,591
Masco Corporation                 Common  574599106     28,865,318      888,437    888,437                       888,437
McGraw Hill Companies             Common  580645109     16,089,521      279,235    279,235                       279,235
Medimunne                         Common  584699102     12,336,568      337,249    337,249                       337,249
MGI Pharma Inc.                   Common  552880106      8,478,295      484,474    484,474                       484,474
Michaels Stores Inc               Common  594087108     15,578,451      414,541    414,541                       414,541
Microsoft Corporation             Common  594918104    117,761,043    4,327,859  4,327,859                     4,327,859
Millicom International Cellular
   SA                             Common  003870570     17,604,785      373,854    373,854                       373,854
Morgans Hotel Group               Common  61748W108      7,024,530      397,765    397,765                       397,765
Motorola                          Common  620076109     36,153,630    1,578,072  1,578,072                     1,578,072
National Oilwell Varco            Common  637071101     64,745,555    1,009,756  1,009,756                     1,009,756
Nii Holdings B                    Common  62913F201      7,318,000      124,097    124,097                       124,097
NTL Inc                           Common  62941W101      6,308,661      216,718    216,718                       216,718
Occidental Petroleum Corporation  Common  674599105     61,161,693      660,137    660,137                       660,137
Oracle Corporation                Common  68389X105     80,498,158    5,880,070  5,880,070                     5,880,070
Parker Hannifin Corp              Common  701094104     29,665,609      368,014    368,014                       368,014
Pepco Holdings Inc                Common  713291102     18,672,280      819,319    819,319                       819,319
Petco Animal Supplies Inc         Common  716016209      3,665,253      155,505    155,505                       155,505
PF CHANG'S CHINA BISTRO INC       Common  69333Y108      4,986,226      101,161    101,161                       101,161
Pfizer Inc                        Common  717081103     77,981,035    3,129,255  3,129,255                     3,129,255
PNC Financial Services Group      Common  693475105     21,185,553      314,746    314,746                       314,746
Portalplayer                      Common  736187204     26,459,191    1,190,247  1,190,247                     1,190,247
PPL Corp                          Common  69351T106     35,624,215    1,211,708  1,211,708                     1,211,708
Pride International               Common  74153Q102     14,672,123      470,562    470,562                       470,562
Procter and Gamble Company        Common  742718109    121,340,518    2,105,875  2,105,875                     2,105,875
Prudential Financial              Common  744320102     18,400,300      242,716    242,716                       242,716
Public Services Enterprise Group
   Incorporated                   Common  744573106     16,855,648      263,205    263,205                       263,205
Qualcomm Inc                      Common  747525103     31,659,743      625,563    625,563                       625,563
Qwest Communications
   International Inc              Common  749121109     11,881,021    1,747,209  1,747,209                     1,747,209
Radian Group Inc                  Common  750236101      9,617,587      159,628    159,628                       159,628
Ruth Chris Steak House            Common  783332109      2,058,327       86,448     86,448                        86,448
Sapient Corp                      Common  803062108      4,148,256      543,677    543,677                       543,677

------------------------------------------------------------------------------------------------------------------------------------
              Item 1              Item 2    Item 3        Item 4       Item 5               Item 6:               Item 7: Managers
                                                                                     Investment Discretion        Voting Authority
                                   Title                                         ----------------------------  ---------------------
                                    of                                                      Shared    Shared
            Name of Sec            Class   Cusip No       Fair Mv      SH/PRN     Sole (a)    (b)   Other (c)   Sole (a)  Shared (b)
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corporation              Common  803111103     15,244,202      852,584    852,584                       852,584
Sears Holdings Corp               Common  812350106     11,472,613       86,756     86,756                        86,756
Sherwin Williams Co               Common  824348106      4,012,649       81,162     81,162                        81,162
SLM Corporation                   Common  78442P106     15,457,396      297,601    297,601                       297,601
Sonus Networks                    Common  835916107     18,177,505    3,317,063  3,317,063                     3,317,063
Southwest Airlines                Common  844741108     17,872,273      993,456    993,456                       993,456
Spansion Inc. - CL A              Common  84649R101     16,857,644    1,139,030  1,139,030                     1,139,030
Sprint Nextel Corp                Common  852061100     29,081,111    1,125,430  1,125,430                     1,125,430
Station Casinos                   Common  857689103      6,004,579       75,653     75,653                        75,653
The Hershey Company               Common  427866108     19,236,518      368,304    368,304                       368,304
Toll Brothers                     Common  889478103     11,993,685      346,338    346,338                       346,338
Transocean Inc                    Common  G90078109     38,621,329      480,963    480,963                       480,963
Tronox Inc Cl. B                  Common  897051207        319,093       18,781     18,781                        18,781
Tyco International                Common  902124106     37,953,807    1,411,972  1,411,972                     1,411,972
Urban Outfitters                  Common  917047102     10,511,145      428,327    428,327                       428,327
Valero Energy Corp                Common  91913Y100     21,462,515      359,025    359,025                       359,025
Verizon Communications Inc        Common  92343V104     40,356,706    1,184,871  1,184,871                     1,184,871
Wachovia Corporation              Common  929903102     35,713,042      637,164    637,164                       637,164
Walgreen                          Common  931422109     21,896,670      507,690    507,690                       507,690
Wellpoint Inc                     Common  94973V107     58,261,971      752,447    752,447                       752,447
Wells Fargo and Company           Common  949746101     24,369,024      381,541    381,541                       381,541
Whole Foods Market Inc.           Common  966837106     10,328,630      155,458    155,458                       155,458
WM Wrigley Jr Co                  Common  982526105     12,070,144      188,596    188,596                       188,596
Wyeth                             Common  983024100     66,021,067    1,360,698  1,360,698                     1,360,698
Yahoo                             Common  984332106     18,615,988      577,061    577,061                       577,061
                                                     -------------  -----------
                                              TOTAL  4,125,883,784  115,455,543
                                                     -------------  -----------